Analysis of Changes in Loans Receivable Principal Balance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan principal balance, beginning	$ 31,264	$ 76,939
Loan originations		18,385
Subsequent year premiums paid, net of reimbursement		339
Loan write-offs		(3,058)
Loan payoffs	(17,116)	(55,277)
Loans transferred to investments in life settlements	(8,893)	(6,064)
Loan principal balance, ending	$ 5,255	$ 31,264